Financial instruments by categories (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payables	R$ 74,621	R$ 53,951
Borrowings	78,671	146,594	R$ 30,038
Lease liabilities	2,433	3,344	R$ 3,205
Non derivatives financial liabilities	155,725	203,889
Total contractual Cash Flows [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payables	74,621	53,951
Borrowings	96,125	167,214
Lease liabilities	2,726	3,886
Non derivatives financial liabilities	173,472	225,051
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payables	74,621	53,951
Borrowings	39,053	53,285
Lease liabilities	1,470	1,288
Non derivatives financial liabilities	115,144	108,524
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payables	0	0
Borrowings	36,093	55,378
Lease liabilities	883	1,365
Non derivatives financial liabilities	36,976	56,743
2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payables	0	0
Borrowings	20,979	41,421
Lease liabilities	373	900
Non derivatives financial liabilities	21,352	42,321
More than 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payables		0
Borrowings		17,130
Lease liabilities		333
Non derivatives financial liabilities	R$ 0	R$ 17,463